UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

October 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 49.9%

	Belgium – 2.3%

55 EUR	Kingdom of Belgium	4.000%	3/28/13	AA+	$70,793
	Canada – 1.2%

30 CAD	Canadian Government Bond	8.000%	6/01/27	AAA	36,149
	Colombia – 6.2%

500,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	194,403
	France – 3.7%

65 EUR	Republic of France	8.500%	4/25/23	AAA	116,283
	Greece – 16.8%

83 EUR	Hellenic Republic	4.100%	8/20/12	A1	103,648

357 EUR	Hellenic Republic	4.300%	7/20/17	A1	420,717
440 EUR	Total Greece				524,365
	Italy – 3.9%

95 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.250%	10/15/12	Aa2	121,580
	Netherlands – 3.6%

80 EUR	Netherlands Government Bond	5.500%	1/15/28	AAA	110,779
	Spain – 3.7%

90 EUR	Bonos y Obligado Del Estado, Government of Spain	3.900%	10/31/12	AAA	115,932
	Turkey – 2.4%

80 TRY	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	75,800
	United Kingdom – 6.1%

90 GBP	United Kingdom, Treasury Bill	8.000%	6/07/21	AAA	189,808
	Total Sovereign Debt (cost $1,960,593)				1,555,892

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 43.3%

	U.S. Government and Agency Obligations – 30.4%

$750	Federal Home Loan Banks, Discount Notes	0.000%	11/06/08	AAA	$749,767

200	Federal Home Loan Banks, Discount Notes	0.000%	11/13/08	AAA	199,967
950	Total U.S. Government and Agency Obligations				949,734
	Repurchase Agreements – 12.9%

402	Repurchase Agreement with State Street Bank, dated 10/31/08, repurchase price $401,836, collateralized by $410,000 U.S. Treasury Bills, 0.000%, due 12/04/08, value $409,918	0.030%	11/03/08	N/A	401,835
$1,352	Total Short-Term Investments (cost $1,351,569)				1,351,569

	Total Investments (cost $3,312,162) – 93.2%				2,907,461

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

October 31, 2008

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium		Value
	Call Swaptions Written – (0.2)%
OTC-10-Year Interest Rate Swap	Credit Suisse	6-Month JPY-LIBOR	Receive	1.590%	11/20/08	28,500,000	JPY	290,700	JPY	$(2,727)
OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.540	11/17/08	285,000	USD	4,760	USD	(4,565)
	Total Call Swaptions Written (premiums received $7,616)									(7,292)

	Other Assets Less Liabilities – 7.0%									218,169

	Net Assets – 100%									$3,118,338

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	72,195	U.S. Dollar	60,000	12/03/08	$122
Canadian Dollar	46,021	U.S. Dollar	43,069	12/18/08	4,891
Colombian Peso	400,090,000	U.S. Dollar	177,561	11/18/08	10,270
Colombian Peso	182,500,000	U.S. Dollar	89,813	12/12/08	13,858
Czech Kornua	1,260,250	U.S. Dollar	82,656	11/05/08	15,662
Czech Kornua	159,377	U.S. Dollar	10,000	11/05/08	1,528
Danish Krone	481,800	U.S. Dollar	92,361	12/09/08	10,088
Euro	40,000	Iceland Krona	4,960,000	11/28/08	(9,962)
Euro	40,000	New Romanian Leu	144,540	11/28/08	(1,094)
Euro	8,525	U.S. Dollar	11,000	11/28/08	144
Euro	70,000	U.S. Dollar	98,138	12/03/08	9,020
Euro	971,459	U.S. Dollar	1,365,842	12/18/08	129,312
Hungarian Forint	12,770,000	U.S. Dollar	74,165	11/05/08	11,455
Iceland Krona	5,254,000	Euro	40,000	11/28/08	7,533
Indonesian Rupiah	400,000,000	U.S. Dollar	36,530	11/24/08	17
Indonesian Rupiah	68,500,000	U.S. Dollar	6,816	11/24/08	563
Japanese Yen	10,836,100	U.S. Dollar	110,000	12/05/08	(124)
Mexican Peso	2,362	U.S. Dollar	182	11/05/08	(2)
New Romanian Leu	144,540	Euro	36,643	11/28/08	(3,180)
New Taiwan Dollar	3,010,000	U.S. Dollar	93,644	12/08/08	1,999
New Turkish Lira	4,513	U.S. Dollar	3,647	11/14/08	735
New Turkish Lira	145,000	U.S. Dollar	113,748	11/14/08	20,199
New Zealand Dollar	160,000	U.S. Dollar	108,410	11/25/08	15,487
Pound Sterling	30,000	South African Rand	438,240	11/28/08	(3,675)
Pound Sterling	122,622	U.S. Dollar	217,903	12/18/08	21,063
South African Rand	441,990	Pound Sterling	30,000	11/28/08	3,303
South African Rand	787,990	U.S. Dollar	99,953	11/04/08	19,341
South African Rand	2,591	U.S. Dollar	258	11/07/08	(7)
Swiss Franc	69,462	U.S. Dollar	60,000	12/04/08	80
U.S. Dollar	66,823	Australian Dollar	100,000	11/28/08	(528)
U.S. Dollar	60,742	Brazilian Real	130,000	12/02/08	(1,420)
U.S. Dollar	30,000	Brazilian Real	65,250	12/02/08	(225)
U.S. Dollar	30,000	Colombian Peso	70,830,000	11/18/08	(384)
U.S. Dollar	83,893	Czech Koruna	1,419,627	11/05/08	(8,428)
U.S. Dollar	9,359	Czech Koruna	159,377	11/05/08	(886)
U.S. Dollar	92,827	Danish Krone	481,800	12/09/08	(10,554)
U.S. Dollar	96,324	Euro	70,000	12/03/08	(7,206)
U.S. Dollar	177,765	Euro	121,769	12/18/08	(22,770)
U.S. Dollar	85,344	Hungarian Forint	12,770,000	11/05/08	(22,633)
U.S. Dollar	60,000	Hungarian Forint	12,267,420	12/05/08	(52)
U.S. Dollar	50,091	Indonesian Rupiah	468,500,000	11/24/08	(7,325)
U.S. Dollar	61,185	Mexican Peso	800,000	11/28/08	540
U.S. Dollar	113,603	New Zealand Dollar	160,000	11/25/08	(20,680)
U.S. Dollar	59,075	New Zealand Dollar	100,000	12/03/08	(1,060)
U.S. Dollar	13,000	Swedish Krona	99,563	12/03/08	(181)
U.S. Dollar	111,345	New Turkish Lira	141,653	11/14/08	(19,956)
U.S. Dollar	30,000	New Turkish Lira	46,649	11/14/08	96
U.S. Dollar	93,857	New Taiwan Dollar	3,010,000	12/08/08	(2,212)
U.S. Dollar	25,000	Vietnam Dong	525,000,000	12/04/08	5,233

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Dollar	104,101	South African Rand	787,990	11/04/08	$(23,488)
U.S. Dollar	30,000	South African Rand	303,831	12/04/08	824
					$135,331

Interest Rate Swaps outstanding at October 31, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	1,874,400	CZK	Receive	6-Month CZK-PRIBOR	4.210%	Annually	8/11/18	$(2,110)
Citigroup Inc.	75,000	AUD	Receive	6-Month AUD-BBR-BBSW	5.030	Semi-Annually	10/20/38	(1,152)
Citigroup Inc.	625,000	AUD	Receive	3-Month AUD-BBR-BBSW	5.140	Quarterly	10/20/10	643
Citigroup Inc.	300,000	AUD	Pay	6-Month AUD-BBR-BBSW	5.900	Semi-Annually	10/22/18	442
Credit Suisse	950,000	SEK	Receive	3-Month SEK-STIBOR	5.295	Annually	7/24/18	(13,975)
Credit Suisse	210,000	NZD	Pay	3-Month NZD-BBR-FRA	7.240	Semi-Annually	7/11/18	8,693
Credit Suisse	164,000	AUD	Pay	6-Month AUD-BBR-BBSW	7.300	Semi-Annually	7/18/18	10,697
Goldman Sachs	2,800,000	MXN	Pay	28-Day MXN-TIIE	9.750	Monthly	7/04/18	3,628
Goldman Sachs	2,000,000	ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly	10/23/18	(13,604)
JPMorgan	455,000	ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly	8/07/18	(2,710)
								$(9,448)

Futures Contracts outstanding at October 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at October 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Japan Government 10-Year	Long	8	12/08	$1,118,506	$(4,613)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/A	Not applicable/not available.

OTC	Over-The-Counter market transaction.

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	Great British Pound Sterling

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

TRY	New Turkish Lira

ZAR	South African Rand

AUD-BBR-BBSW	Australian Bank Bill Rate-Bank Bill Swap

CZK-PRIBOR	Prague-Interbank Offered Rate

JPY-LIBOR	Japanese Yen London Inter-Bank Offered Rate

MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement

SEK-STIBOR	Swedish Stockholm Inter-Bank Offered Rate

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

ZAR-JIBAR	Johannesburg Inter-Bank Agreed Rate

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

October 31, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$401,835	$2,505,626	$—	$2,907,461
Derivatives*	(4,613)	125,883	—	121,270
Call swaptions written	—	(7,292)	—	(7,292)
Total	$397,222	$2,624,217	$—	$3,021,439

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $3,317,867.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(410,406)
Net unrealized appreciation (depreciation) of investments	$(410,406)

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

October 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 5.1%

	Aerospace & Defense – 0.3%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB+	$4,313

5	Bombardier Inc., 144A	6.750%	5/01/12	BB+	4,300

5	DRS Technologies Inc.	6.875%	11/01/13	BBB–	4,975

5	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	2,825
20	Total Aerospace & Defense				16,413
	Auto Components – 0.1%

5	Allison Transmission Inc.	11.000%	11/01/15	B–	3,150
	Commercial Banks – 2.8%

25	Bank of America Corporation	5.375%	9/11/12	Aa2	23,657

50	Citigroup, Inc.	6.125%	11/21/17	AA–	43,375

50	JP Morgan Chase & Company	6.000%	1/15/18	Aa2	45,570

25	Wells Fargo & Company	5.250%	10/23/12	AA+	23,944
150	Total Commercial Banks				136,546
	Commercial Services & Supplies – 0.2%

5	Allied Waste North America	7.250%	3/15/15	BB	4,475

5	Quebecor Media Inc.	7.750%	3/15/16	B	3,488

5	Ticketmaster	10.750%	8/01/16	BB	4,225
15	Total Commercial Services & Supplies				12,188
	Consumer Finance – 0.1%

5	Ford Motor Credit Company	9.875%	8/10/11	B2	3,152
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	4,025
	Electric Utilities – 0.1%

5	Texas Competitive Electric Holdings Company LLC., Series B	10.250%	11/01/15	B3	3,838
	Energy Equipment & Services – 0.2%

5	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B+	3,025

5	Helix Energy Solutions	9.500%	1/15/16	BB–	3,225

5	Targa Resources Inc.	8.250%	7/01/16	B	3,125
15	Total Energy Equipment & Services				9,375
	Health Care Providers & Services – 0.1%

5	HealthSouth Corporation	9.133%	6/15/14	CCC+	4,275
	IT Services – 0.1%

5	Sungard Data Systems Inc.	10.625%	5/15/15	B	4,250
	Media – 0.1%

5	Mediacom LLC	9.500%	1/15/13	B–	3,963

5	XM Satellite Radio Holdings Inc.	13.000%	8/01/14	Caa1	1,925
10	Total Media				5,888
	Metals & Mining – 0.1%

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	3,325
	Multiline Retail – 0.1%

5	Dollar General Corporation	11.875%	7/15/17	Caa2	4,113

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.1%

$5	Aquila, Inc.	11.875%	7/01/12	BBB	$4,904
	Oil, Gas & Consumable Fuels – 0.2%

5	Petrohawk Energy Corporation	7.875%	6/01/15	B	3,413

5	Range Resources Corporation	7.250%	5/01/18	BB	4,063

5	W&T Offshore, Inc.	8.250%	6/15/14	B	3,325
15	Total Oil, Gas & Consumable Fuels				10,801
	Paper & Forest Products – 0.1%

5	Buckeye Technologies Inc.	8.500%	10/01/13	BB–	4,399
	Pharmaceuticals – 0.1%

5	Elan Financing Corporation PLC	6.804%	11/15/11	B	3,224
	Semiconductors & Equipment – 0.0%

5	Spansion LLC	5.935%	6/01/13	B	1,099
	Wireless Telecommunication Services – 0.2%

5	Cricket Communications Inc.	10.000%	7/15/15	B–	4,237

5	Metro Wireless Inc.	9.250%	11/01/14	B	4,187
10	Total Wireless Telecommunication Services				8,424
$295	Total Corporate Bonds (cost $276,322)				243,389

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$3,425
$5	Total Convertible Bonds (cost $4,608)				3,425

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities – 122.7%

	Autos – Asset-Backed Securities – 12.4%

$150	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$141,103

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	312,267

155	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	147,361
645	Total Autos – Asset-Backed Securities				600,731
	Other – Asset-Backed Securities – 6.6%

100	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	96,311

250	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	227,157
350	Total Other – Asset-Backed Securities				323,468
	Residential – Mortgage-Backed Securities – 103.7%

175	Federal National Mortgage Association Pool 946228	6.150%	9/01/37	AAA	175,880

1,182	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	AAA	1,120,318

2,200	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	2,198,968

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential – Mortgage-Backed Securities (continued)

$1,575	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	$1,538,824
5,132	Total Residential – Mortgage-Backed Securities				5,033,990
$6,127	Total Asset-Backed and Mortgage-Backed Securities (cost $6,114,110)				5,958,189

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value
	Municipal Bonds – 0.8%

	National – 0.8%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$38,333

	Total Municipal Bonds (cost $40,000)				38,333

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 38.6%

$110	United States of America Treasury Bonds	6.250%	8/15/23	AAA	$125,967

25	United States of America Treasury Notes	3.130%	10/30/09	AAA	25,441

240	United States of America Treasury Notes	4.250%	8/15/13	AAA	257,006

1,025	United States of America Treasury Securities, STRIPS	0.000%	11/15/12	AAA	922,000

125	United States of America Treasury Securities, STRIPS	0.000%	11/15/13	AAA	108,185

60	United States of America Treasury Securities, STRIPS	0.000%	5/15/17	AAA	39,995

325	United States of America Treasury Securities, STRIPS	0.000%	2/15/18	AAA	209,735

160	United States of America Treasury Securities, STRIPS	0.000%	5/15/18	AAA	101,892

30	United States of America Treasury Securities, STRIPS	0.000%	2/15/31	AAA	10,595

245	United States of America Treasury Securities, STRIPS	0.000%	2/15/37	AAA	74,143
$2,345	Total U.S. Government and Agency Obligations (cost $1,854,411)				1,874,959

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 6.3%

	Colombia – 3.6%

450,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	$174,962
	Turkey – 2.7%

140 TRY	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	132,650
	Total Sovereign Debt (cost $411,178)				307,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 15.9%

	U.S. Government and Agency Obligations – 4.1%

$200	Federal Home Loan Banks, Discount Notes	0.000%	11/13/08	AAA	$199,967
	Repurchase Agreements – 11.8%

574	Repurchase Agreement with State Street Bank, dated 10/31/08, repurchase price $574,103, collateralized by $590,000 U.S. Treasury Bills, 0.000%, due 12/04/08, value $589,882	0.030%	11/03/08	N/A	574,101
$774	Total Short-Term Investments (cost $774,068)				774,068
	Total Investments (cost $9,474,697) – 189.5%				9,199,975

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2008

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium		Value
	Call Swaptions Written – (0.2)%
OTC-10-Year Interest Rate Swap	Credit Suisse	6-Month JPY-LIBOR	Receive	1.590%	11/20/08	37,500,000	JPY	382,500	JPY	$(3,588)
OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.540	11/17/08	375,000	USD	6,263	USD	(6,007)
	Total Call Swaptions Written (premiums received $10,021)									(9,595)

	Other Assets Less Liabilities – (89.3)%									(4,335,692)

	Net Assets – 100%									$4,854,688

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	96,260	U.S. Dollar	80,000	12/03/08	$163
Colombian Peso	524,471,000	U.S. Dollar	258,106	12/12/08	39,826
Czech Kornua	1,984,190	U.S. Dollar	130,000	11/05/08	24,523
Czech Kornua	47,813	U.S. Dollar	3,000	11/05/08	458
Danish Krone	623,649	U.S. Dollar	119,553	12/09/08	13,058
Euro	50,000	Iceland Krona	6,200,000	11/28/08	(12,452)
Euro	50,000	New Romanian Leu	180,675	11/28/08	(1,367)
Euro	100,000	U.S. Dollar	140,198	12/03/08	12,886
Hungarian Forint	19,444,100	U.S. Dollar	112,927	11/05/08	17,442
Iceland Krona	6,567,500	Euro	50,000	11/28/08	9,417
Indonesian Rupiah	562,200,000	U.S. Dollar	55,940	11/24/08	4,621
Japanese Yen	14,776,500	U.S. Dollar	150,000	12/05/08	(170)
Mexican Peso	4,219	U.S. Dollar	325	11/05/08	(3)
New Romanian Leu	180,675	Euro	45,804	11/28/08	(3,975)
New Taiwan Dollar	3,945,500	U.S. Dollar	122,748	12/08/08	2,620
New Zealand Dollar	220,000	U.S. Dollar	149,063	11/25/08	21,294
Pound Sterling	40,000	South African Rand	584,320	11/28/08	(4,900)
South African Rand	589,200	Pound Sterling	40,000	11/28/08	4,404
South African Rand	1,024,387	U.S. Dollar	129,939	11/04/08	25,143
South African Rand	10,538	U.S. Dollar	1,051	11/07/08	(27)
Swiss Franc	92,616	U.S. Dollar	80,000	12/04/08	107
U.S. Dollar	66,823	Australian Dollar	100,000	11/28/08	(528)
U.S. Dollar	74,759	Brazilian Real	160,000	12/02/08	(1,747)
U.S. Dollar	50,000	Brazilian Real	108,750	12/02/08	(375)
U.S. Dollar	27,000	Colombian Peso	63,747,000	11/18/08	(345)
U.S. Dollar	120,082	Czech Koruna	2,032,004	11/05/08	(12,063)
U.S. Dollar	2,808	Czech Koruna	47,813	11/05/08	(266)
U.S. Dollar	120,157	Danish Krone	623,649	12/09/08	(13,662)
U.S. Dollar	137,606	Euro	100,000	12/03/08	(10,294)
U.S. Dollar	130,000	Hungarian Forint	19,444,100	11/05/08	(34,515)
U.S. Dollar	70,000	Hungarian Forint	14,311,990	12/05/08	(61)
U.S. Dollar	60,109	Indonesian Rupiah	562,200,000	11/24/08	(8,790)
U.S. Dollar	76,482	Mexican Peso	1,000,000	11/28/08	674
U.S. Dollar	156,204	New Zealand Dollar	220,000	11/25/08	(28,436)
U.S. Dollar	70,890	New Zealand Dollar	120,000	12/03/08	(1,272)
U.S. Dollar	23,000	Swedish Krona	176,150	12/03/08	(321)
U.S. Dollar	30,000	New Turkish Lira	46,649	11/14/08	96
U.S. Dollar	123,028	New Taiwan Dollar	3,945,500	12/08/08	(2,899)
U.S. Dollar	135,331	South African Rand	1,024,387	11/04/08	(30,534)
U.S. Dollar	30,000	South African Rand	303,831	12/04/08	824
					$8,554

Interest Rate Swaps outstanding at October 31, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	550,000	CAD	Pay	3-Month CAD-BA	4.175%	Semi-Annually	9/22/18	$11,562
BNP Paribas	7,614,750	CZK	Receive	6-Month CZK-PRIBOR	4.210	Annually	8/11/18	(8,570)
Citigroup Inc.	115,000	AUD	Receive	6-Month AUD-BBR-BBSW	5.030	Semi-Annually	10/20/38	(1,762)
Citigroup Inc.	1,000,000	AUD	Receive	3-Month AUD-BBR-BBSW	5.140	Quarterly	10/20/10	1,027
Citigroup Inc.	475,000	AUD	Pay	6-Month AUD-BBR-BBSW	5.900	Semi-Annually	10/22/18	688
Credit Suisse	1,600,000	SEK	Receive	3-Month SEK-STIBOR	5.295	Annually	7/24/18	(13,127)
Credit Suisse	325,000	NZD	Pay	3-Month NZD-BBR-FRA	7.240	Semi-Annually	7/11/18	6,620
Credit Suisse	275,000	AUD	Pay	6-Month AUD-BBR-BBSW	7.300	Semi-Annually	7/18/18	1,946
Goldman Sachs	5,000,000	MXN	Pay	28-Day MXN-TIIE	9.750	Monthly	7/4/18	(18,651)
Goldman Sachs	1,350,000	ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly	10/23/18	(9,225)
JPMorgan	1,850,000	ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly	8/07/18	(11,081)
								$(40,573)

Credit Default Swaps outstanding at October 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value at October 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	CDX.NA.IG.9	Sell	$2,537,600	0.600%	12/20/12	$(151,250)	$(133,337)
JPMorgan	CDX.NA.HY.10	Sell	1,500,000	5.000	6/20/13	(224,867)	(166,741)
							$(300,078)

Futures Contracts outstanding at October 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at October 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	3	12/08	$644,484	$(775)
U.S. 10-Year Treasury Note	Long	4	12/08	452,313	(6,543)
U.S. 5-Year Treasury Note	Short	(8)	12/08	(906,063)	4,234
					$(3,084)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity-date not known prior to settlement of the transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable/not available.

OTC	Over-The-Counter market transaction.

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

TRY	New Turkish Lira

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2008

ZAR	South African Rand

AUD-BBR-BBSW	Australian Bank Bill Rate-Bank Bill Swap

CAD-BA	Canadian Dollar Bank Acceptance

CZK-PRIBOR	Prague-Interbank Offered Rate

JPY-LIBOR	Japanese Yen London Inter-Bank Offered Rate

MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement

SEK-STIBOR	Swedish Stockholm Inter-Bank Offered Rate

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

ZAR-JIBAR	Johannesburg Inter-Bank Agreed Rate

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$982,516	$8,217,459	$—	$9,199,975
Derivatives*	(3,084)	(332,097)	—	(335,181)
Call swaptions written	—	(9,595)	—	(9,595)
Total	$979,432	$7,875,767	$—	$8,855,199

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $9,417,523.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$47,734
Depreciation	(265,282)
Net unrealized appreciation (depreciation) of investments	$(217,548)

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

October 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.0%

$90	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/20	11/15 at 100.00	Baa1		$77,023

500	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	566,610
590	Total Alabama				643,633
	Alaska – 0.2%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AA		129,092
	Arizona – 0.5%

250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.250%, 9/01/30	9/13 at 100.00	A3		200,915

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		86,539
350	Total Arizona				287,454
	California – 9.7%

850	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008-F1, 5.500%, 4/01/43	4/18 at 100.00	AA		822,945

435	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2002A, 5.750%, 6/01/30 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(4)	469,126

850	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A		755,523

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1		211,633

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–		186,948

500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	6/09 at 100.00	A		468,725

750	Palomar Pomerado Health, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/26 – AMBAC Insured	8/15 at 100.00	AA		706,163

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – MBIA Insured	8/12 at 102.00	AA		1,017,138

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – FSA Insured	5/16 at 100.00	AAA		822,588

750	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/26 – FSA Insured	6/17 at 100.00	AAA		513,705
6,460	Total California				5,974,494
	Colorado – 1.7%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB		388,700

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–		69,029

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–		185,752

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	A+		146,858

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	AA		281,571
1,225	Total Colorado				1,071,910

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.4%

$300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	$242,694
	Florida – 3.7%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	17,478

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	16,892

500	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	458,530

500	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	397,865

680	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2003E, 5.250%, 10/01/13 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	Aaa	669,861

400	Palm Beach County School Board, Florida, Certificates of Participation, Series 2008B, 5.000%, 8/01/25 (Mandatory put 8/01/11) – FGIC Insured	No Opt. Call	AA–	407,588

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	63,724

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	67,373

200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	Aa3	179,672
2,480	Total Florida			2,278,983
	Georgia – 3.4%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	584,194

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	55,465

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	421,390

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	337,771

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	700,470
2,310	Total Georgia			2,099,290
	Idaho – 2.3%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	781,553

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	113,047
500	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	496,475
1,380	Total Idaho			1,391,075
	Illinois – 11.0%

1,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA	1,033,246

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA	480,785

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B:
750	5.500%, 8/15/21	8/18 at 100.00	A–	689,115
625	5.500%, 8/15/28	8/18 at 100.00	A–	539,694

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	532,467

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1	$125,907

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	69,184

400	Illinois Finance Authority, Revenue Refunding Bonds, DePaul University, Series 2008, 3.500%, 10/01/26 (Mandatory put 4/01/11) – SYNCORA GTY Insured	No Opt. Call	A3	394,928

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	A	645,379

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	70,754

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	656,169

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	203,569

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA	225,455

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	588,285

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	279,458

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	AA	256,565
7,070	Total Illinois			6,790,960
	Indiana – 7.8%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	254,403

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	730,092

750	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2007A, 5.000%, 7/15/20 – FGIC Insured	No Opt. Call	AA	717,135

	Indiana Finance Authority, Revenue Bonds, Children’s Museum Project, Series 2008:
500	5.000%, 10/01/26	7/18 at 100.00	Aa3	457,330
280	5.000%, 10/01/28	7/18 at 100.00	Aa3	251,294

800	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2006B, 3.500%, 2/01/28	2/17 at 100.00	AAA	565,352

500	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 4.150%, 8/01/10 – MBIA Insured	No Opt. Call	AA	498,070

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	241,915

300	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	BBB+	295,257

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	59,710

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – FSA Insured	No Opt. Call	AAA	711,393
5,025	Total Indiana			4,781,951
	Iowa – 1.2%

750	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Refunding Bonds 1998 Series J, 4.800%, 6/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AA	754,995
	Kansas – 0.1%

65	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/29	9/17 at 100.00	N/R	47,825

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 1.1%

$500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	$486,060

250	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa2	215,783
750	Total Kentucky			701,843
	Louisiana – 0.3%

250	Greystone Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2008, 7.375%, 6/01/38	6/18 at 102.10	N/R	211,975
	Maine – 0.8%

500	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	483,790
	Maryland – 0.7%

500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.650%, 9/01/22 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	401,240
	Massachusetts – 4.5%

750	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/18	No Opt. Call	AAA	801,540

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	158,190

750	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.125%, 1/01/22 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	702,000

425	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Northeastern University Issue, Series R, 5.000%, 10/01/33	10/18 at 100.00	A2	364,518

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R	228,972

650	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1, 5.375%, 7/01/25	7/18 at 100.00	A3	515,561
3,125	Total Massachusetts			2,770,781
	Michigan – 5.3%

250	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	150,210

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	501,415

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	672,120

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	129,971

200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AA	175,482

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	4/09 at 100.00	A+	69,834

500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2006A, 5.000%, 11/15/08	No Opt. Call	A1	500,300

875	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	AA	851,708

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	224,247
3,605	Total Michigan			3,275,287

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.4%

$200	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A	$224,232
	Missouri – 0.5%

300	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	246,531

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	69,702
375	Total Missouri			316,233
	Nebraska – 0.7%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008, 6.125%, 8/15/31	8/17 at 100.00	A2	458,420
	Nevada – 0.1%

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	85,516
	New Jersey – 4.3%

100	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	85,705

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2007-T3, 5.000%, 9/01/20 (Mandatory put 9/01/14) – FSA Insured	No Opt. Call	AAA	519,245

600	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22	7/18 at 100.00	A+	535,224

	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X:
735	4.850%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	721,873
805	5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	758,865
2,740	Total New Jersey			2,620,912
	New Mexico – 1.1%

500	Albuquerque, New Mexico, Airport Revenue Bonds, Subordinate Lien Refunding Series 2008E, 5.500%, 7/01/13 (WI/DD, Settling 11/19/08)	No Opt. Call	A1	510,670

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	149,163
750	Total New Mexico			659,833
	New York – 8.1%

730	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14	No Opt. Call	AA–	769,515

750	Dormitory Authority of the State of New York, Revenue Bond, Court Facilities Lease, New York City Issue, Series 2005A, 5.500%, 5/15/25 – AMBAC Insured	No Opt. Call	Aaa	768,030

500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/23 – FSA Insured	5/18 at 100.00	AAA	512,500

350	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/25	11/16 at 100.00	A	328,955

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	92,303

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	6/15 at 100.00	AAA	532,280

440	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/09 at 100.00	Aa1	444,796

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	491,890

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA		$412,250

640	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2008C, 5.000%, 11/15/27	11/18 at 100.00	Aa2		626,144
4,960	Total New York				4,978,663
	North Carolina – 2.7%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R		83,846

250	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 1993A, 5.375%, 7/01/13 – FGIC Insured (ETM)	1/09 at 100.00	Aa3	(4)	264,238

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		342,804

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	BBB+		460,950

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A2		490,705
1,700	Total North Carolina				1,642,543
	Ohio – 2.9%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
100	5.125%, 6/01/24	6/17 at 100.00	BBB		78,380
300	6.500%, 6/01/47	6/17 at 100.00	BBB		206,775

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2		230,698

300	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2007A, 5.250%, 12/01/22	12/17 at 100.00	AA		304,140

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A		188,294

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	Baa2		746,438
1,890	Total Ohio				1,754,725
	Oregon – 0.2%

150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+		134,168
	Pennsylvania – 3.0%

430	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.350%, 3/15/28	9/18 at 100.00	BBB		337,989

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB		219,800

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R		95,153

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA		343,436

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	Baa1		875,294
2,005	Total Pennsylvania				1,871,672
	Rhode Island – 0.7%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+		175,002

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		232,753
450	Total Rhode Island				407,755

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 3.2%

$500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–		$449,640

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	Baa1		378,836

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		742,250

100	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30 (ETM)	No Opt. Call	BBB	(4)	109,518

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
265	6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	275,608
10	6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	10,716
2,015	Total South Carolina				1,966,568
	Tennessee – 0.3%

145	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Methodist Healthcare, Series 1995, 5.250%, 8/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	155,460
	Texas – 6.1%

500	Dallas-Fort Worth International Airport, Texas, Auction Rate Revenue Bonds, Series 2004-A1, 5.750%, 11/01/18 – MBIA Insured (Alternative Minimum Tax)	11/09 at 100.00	AA		471,095

350	Forney Independent School District, Kaufman County, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/25	8/17 at 65.60	AAA		127,005

500	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Series 2005A, 5.250%, 8/15/22 – FGIC Insured	8/15 at 100.00	AA		504,730

250	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 – FGIC Insured	5/14 at 100.00	AA		234,975

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	A+		653,205

380	North Texas Municipal Water District, Water System Revenue Bonds, Series 2006, 5.000%, 9/01/20 – FGIC Insured	9/16 at 100.00	AAA		377,294

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2		207,106
325	6.000%, 1/01/23 – MBIA Insured	1/18 at 100.00	AA		337,259

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3		316,590

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	A		491,281
4,070	Total Texas				3,720,540
	Utah – 1.6%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A1		755,805

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R		81,892

150	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–		130,907
1,000	Total Utah				968,604
	Virginia – 1.8%

155	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1977, 5.800%, 1/01/16 (ETM)	No Opt. Call	AAA		166,509

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	$80,208

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	855,088
1,070	Total Virginia			1,101,805
	Washington – 0.9%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	81,914

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	56,630

500	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, 5.500%, 10/01/35	10/18 at 100.00	Aa3	439,085
675	Total Washington			577,629
	Wisconsin – 2.0%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
90	6.125%, 6/01/27	6/12 at 100.00	BBB	85,741
60	6.375%, 6/01/32	6/12 at 100.00	BBB	54,310

50	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008A, 5.250%, 8/15/24	4/09 at 100.00	AA–	46,492

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sisters of the Sorrowful Mother – Ministry Corporation, Series 1993D, 5.500%, 8/15/19 – MBIA Insured	2/09 at 100.00	AA	859,955

215	Wisconsin State, General Obligation Bonds, Series 2008-2, 5.500%, 5/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA	194,280
1,275	Total Wisconsin			1,240,778
	Wyoming – 0.4%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	227,900
$63,200	Total Long-Term Investments (cost $64,007,214) – 96.7%			59,453,228

	Short-Term Investments – 0.2%

$115	State Street Global Advisors Money Market Fund, Tax Free Obligation	N/A	N/A	114,973

	Total Short-Term Investments (cost $114,973)			114,973

	Total Investments (cost $64,122,187) – 96.9%			59,568,201

	Other Assets Less Liabilities – 3.1%			1,897,100

	Net Assets – 100%			$61,465,301

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of October 31, 2008. Subsequent of October 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by the insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/A	Not applicable/not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$114,973	$59,453,228	$—	$59,568,201

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $64,119,882.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$187,266
Depreciation	(4,738,947)
Net unrealized appreciation (depreciation) of investments	$(4,551,681)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2008